Acquisitions and Divestitures (Details Narrative) - USD ($)					12 Months Ended
	Jul. 02, 2020	Jun. 30, 2020	Mar. 11, 2020	Feb. 17, 2020	Dec. 31, 2018	Sep. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Common stock, shares outstanding					5,654,830	11,893,291	8,015,756
Number of common stock for acquisition, value					$ 3,384,285
HMNRTH, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets			238,750
Number of shares issued for acquisition of assets, value	$ 70,850
Purchase Agreement [Member] | Cloud B Shares [Member]
Business Acquisition [Line Items]
Number of shares of common stock				80,065
Share issued price per share				$ 1.00
Ownership interest				72.15%
Common stock, shares outstanding				110,964
Indemnification Agreement [Member] | Pearl 33 Holdings, LLC [Member]
Business Acquisition [Line Items]
Number of common stock for acquisition		150,000
Number of common stock for acquisition, value		$ 405,000